Segment and Geographic Information	12 Months Ended
Dec. 31, 2021
Operating Segments [Abstract]
Segment and Geographic Information	SEGMENT AND GEOGRAPHIC INFORMATION:
    Operating segments are defined as components of an enterprise that engage in business activities from which they may earn revenue and incur expenses; for which discrete financial information is available; and whose operating results are regularly reviewed by the chief operating decision maker in deciding how to allocate resources and to assess performance. No operating segments have been aggregated to determine our reportable segments.
    We have two operating and reportable segments: ATS and CCS. Our ATS segment consists of our ATS end market, and is comprised of our A&D, Industrial, Energy, HealthTech, and Capital Equipment (semiconductor, display, and power & signal distribution equipment) businesses. Our CCS segment consists of our Communications and Enterprise (servers and storage) end markets.
Factors considered in determining the two reportable segments include the nature of applicable business activities, management structure, market strategy and margin profiles. Products and services in our ATS segment are extensive and are often more regulated than in our CCS segment, and can include the following: government-certified and highly-specialized manufacturing, electronic and enclosure-related services for A&D customers; high-precision semiconductor and display equipment and integrated subsystems; a wide range of industrial automation, controls, test and measurement devices; advanced solutions for surgical instruments, diagnostic imaging and patient monitoring; and efficiency products to help manage and monitor the energy and power industries. Our ATS segment businesses typically have higher margin profiles and margin volatility, higher working capital requirements, and longer product life cycles than the businesses in our CCS segment. Products and services in our CCS segment consist predominantly of enterprise-level data communications and information processing infrastructure products, and can include routers, switches, data center interconnects, servers and storage-related products used by a wide range of businesses and cloud-based and other service providers to manage digital connectivity, commerce and social media applications. Our CCS segment businesses typically have lower margin profiles, lower working capital requirements, and higher volumes than the businesses in our ATS segment. Within our CCS segment, however, our Hardware Platform Solutions (HPS) business (which includes firmware/software enablement across all primary IT infrastructure data center technologies and aftermarket services), typically has a higher margin profile than our traditional CCS businesses, but also requires specific investments (including R&D) and higher working capital. Our CCS segment generally experiences a high degree of volatility in terms of revenue and product/service mix and as a result, our CCS segment margin can fluctuate from period to period.
    Segment performance is evaluated based on segment revenue, segment income and segment margin (segment income as a percentage of segment revenue). Revenue is attributed to the segment in which the product is manufactured or the service is performed. Segment income is defined as a segment’s net revenue less its cost of sales and its allocable portion of selling, general and administrative expenses and research and development expenses (collectively, Segment Costs). Identifiable Segment Costs are allocated directly to the applicable segment while other Segment Costs, including indirect costs and certain corporate charges, are allocated to our segments based on an analysis of the relative usage or benefit derived by each segment from such costs. Segment income excludes finance costs (defined in note 16), employee SBC expense, amortization of intangible assets (excluding computer software), and other charges (recoveries) (the components of which are described in note 15), as these costs and charges/recoveries are managed and reviewed by our CEO at the company level. Our segments do not record inter-segment revenue. Although segment income and segment margin are used to evaluate the performance of our segments, we may incur operating costs in one segment that may also benefit the other segment. Our accounting policies for segment reporting are the same as those applied to the Company as a whole.
Information regarding each reportable segment for the periods indicated is set forth below:

Revenue by segment:	Year ended December 31
	2019		2020		2021
		% of total		% of total		% of total
ATS	$2,285.6	39%	$2,086.3	36%	$2,315.1	41%
CCS	3,602.7	61%	3,661.8	64%	3,319.6	59%
Communications revenue as a % of total revenue		40%		42%		40%
Enterprise revenue as a % of total revenue		21%		22%		19%
Total	$5,888.3		$5,748.1		$5,634.7

Segment income, segment margin, and reconciliation of segment income to IFRS earnings before income taxes:	Year ended December 31
	2019		2020		2021
		Segment Margin		Segment Margin		Segment Margin
ATS segment income and margin	$64.2	2.8%	$69.7	3.3%	$105.0	4.5%
CCS segment income and margin	93.9	2.6%	129.3	3.5%	128.9	3.9%
Total segment income	158.1		199.0		233.9

Reconciling items:
Finance costs	49.5		37.7		31.7
Employee SBC expense	34.1		25.8		33.4
Amortization of intangible assets (excluding computer software)	24.6		21.8		22.5
Other charges (recoveries) (note 15)	(49.9)		23.5		10.3
IFRS earnings before income taxes	$99.8		$90.2		$136.0

The following table details our external revenue allocated by manufacturing location among countries that generated 10% or more of total revenue for the years indicated:

	Year ended December 31
	2019	2020	2021
Thailand	34%	35%	36%
China	18%	20%	16%
Malaysia	12%	*	13%
Canada	*	*	*
* Less than 10%.

    The following table details our allocation of property, plant and equipment and ROU assets among countries that represented 10% or more of total property, plant and equipment and ROU assets for the years indicated:

	December 31
	2020	2021
China	14%	11%
Thailand	17%	16%
United States	18%	22%
Canada	*	*
* Less than 10%.
    The following table details our allocation of intangible assets and goodwill among countries that represented 10% or more of total intangible assets and goodwill for the years indicated:

	December 31
	2020	2021
United States	85%	49%
South Korea	11%	*
Singapore	*	42%
Canada	*	*
* Less than 10%.
Customers:
     No individual customer represented 10% or more of total revenue in 2020 or 2021. Cisco Systems, Inc. (a former CCS segment customer) was the only customer that individually represented 10% or more of total revenue for 2019 (12%).
At December 31, 2021, we had two customers that individually represented 10% or more of total A/R (each in our CCS segment) (December 31, 2020 — two customers (each in our CCS segment); December 31, 2019 — two customers (one from each of our segments)).